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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743

                                  Spectra Fund

              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.  Schedule of Investments.

               SPECTRA FUND
               Schedule of Investments (Unaudited)
               July 31, 2006

       SHARES  COMMON STOCKS--94.5%                                    VALUE
       ------                                                      ------------
               AEROSPACE & DEFENSE--1.6%
      125,800  BE Aerospace, Inc.*                                 $  3,113,550
                                                                   ------------

               BIOTECHNOLOGY--2.2%
       24,300  Amgen Inc.                                             1,694,682
      109,800  ARIAD Pharmaceuticals, Inc.*                             457,866
       66,100  Myogen, Inc.*                                          2,039,846
                                                                   ------------
                                                                      4,192,394
                                                                   ------------

               CAPITAL MARKETS--1.0%
        5,500  Bear Stearns Companies Inc.                              780,285
       13,400  Legg Mason, Inc.                                       1,118,498
                                                                   ------------
                                                                      1,898,783
                                                                   ------------

               CHEMICALS--.3%
       25,300  Zoltek Companies, Inc.*                                  583,924
                                                                   ------------

               COMMERCIAL BANKS--2.1%
       78,000  Bank of America Corporation                            4,019,340
                                                                   ------------

               COMMERCIAL SERVICES & SUPPLIES--.2%
       20,400  Net 1 UEPS Technologies, Inc.*                           458,388
                                                                   ------------

               COMMUNICATION EQUIPMENT--1.6%
       42,300  Comverse Technology, Inc.*                               819,774
       97,100  Motorola, Inc.                                         2,209,996
                                                                   ------------
                                                                      3,029,770
                                                                   ------------

               COMPUTER SERVICES--.7%
       33,900  Akamai Technologies, Inc.*                             1,343,457
                                                                   ------------

               COMPUTER TECHNOLOGY--1.2%
      100,000  Atheros Communications*                                1,652,000
       22,000  NAVTEQ*                                                  619,960
                                                                   ------------
                                                                      2,271,960
                                                                   ------------

               COMPUTERS & PERIPHERALS--2.6%
       43,500  Memc Electronic Materials, Inc.*                       1,323,270
      177,600  Mobility Electronics, Inc.*                              998,112
       90,300  Network Appliance, Inc.*                               2,681,007
                                                                   ------------
                                                                      5,002,389
                                                                   ------------

               CONSTRUCTION & ENGINEERING--.9%
       37,100  McDermott International, Inc.*                         1,689,534
                                                                   ------------

               DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
       95,800  ALLTEL Corporation                                     5,285,286
      254,000  Level 3 Communication Inc.*                              993,140
       59,135  Windstream Corp.                                         740,961
                                                                   ------------
                                                                      7,019,387
                                                                   ------------

               DRUGS & PHARMACEUTICALS--.7%
       23,700  United Therapeutics Corporation*                       1,405,647
                                                                   ------------

               ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS--.4%
       74,800  PLX Technology, Inc.*                                    685,916
                                                                   ------------

       SHARES  COMMON STOCKS--94.5% (continued)                        VALUE
       ------                                                      ------------

               ENERGY EQUIPMENT & SERVICES--3.3%
       39,500  Cameron International Corp.*                           1,991,195
       30,700  National-Oilwell Varco Inc.*                           2,058,128
       29,900  Transocean Inc.*                                       2,309,177
                                                                   ------------
                                                                      6,358,500
                                                                   ------------

               FINANCE--.2%
       17,800  WNS Holdings Limited*                                    446,780
                                                                   ------------

               FINANCIAL INFORMATION SERVICES--2.8%
       65,900  Genworth Financial Inc. Cl. A                          2,260,370
       52,820  GFI Group Inc.*                                        3,029,755
                                                                   ------------
                                                                      5,290,125
                                                                   ------------

               FINANCIAL SERVICES--.9%
        3,500  Chicago Mercantile Exchange Holdings Inc.              1,614,200
                                                                   ------------

               FOOD & STAPLES RETAILING--3.0%
      172,900  CVS Corporation                                        5,657,288
                                                                   ------------

               FREIGHT & LOGISTICS--.8%
       14,350  FedEx Corp.                                            1,502,589
                                                                   ------------

               HEALTH CARE EQUIPMENT & SUPPLIES--.9%
       37,200  Ventana Medical Systems, Inc.*                         1,733,892
                                                                   ------------

               HEALTH CARE PROVIDERS & SERVICES--3.5%
       47,400  Aetna Inc.                                             1,492,626
       40,300  Health Net Inc.*                                       1,691,391
       59,900  Psychiatric Solutions, Inc.*                           1,886,251
       31,880  UnitedHealth Group Incorporated                        1,524,820
                                                                   ------------
                                                                      6,595,088
                                                                   ------------

               HOUSEHOLD PRODUCTS--1.7%
       59,102  Procter & Gamble Company                               3,321,532
                                                                   ------------

               INDUSTRIAL CONGLOMERATES--2.0%
      115,400  General Electric Company                               3,772,426
                                                                   ------------

               INSURANCE--1.6%
       34,640  Endurance Specialty Holdings Limited                   1,051,670
       23,600  Hartford Financial Services Group, Inc. (The)          2,002,224
                                                                   ------------
                                                                      3,053,894
                                                                   ------------

               INTERNET & CATALOG RETAIL--.9%
       69,000  eBay Inc.*                                             1,660,830
                                                                   ------------

               INTERNET SOFTWARE & SERVICES--4.2%
       83,700  DealerTrack Holdings Inc.*                             1,641,357
       28,700  Internet Security Systems, Inc.*                         645,463
       41,800  Openwave Systems, Inc.*                                  275,462
      202,600  Yahoo! Inc.*                                           5,498,564
                                                                   ------------
                                                                      8,060,846
                                                                   ------------

               LEISURE EQUIPMENT & PRODUCTS--1.1%
      253,000  Smith & Wesson Holding Corporation*                    2,079,660
                                                                   ------------

               MACHINERY--2.5%
      105,600  Terex Corporation*                                     4,735,104
                                                                   ------------

       SHARES  COMMON STOCKS (continued)                               VALUE
       ------                                                      ------------
               MEDIA--2.6%
       34,400  Focus Media Holding Limited ADR*#                      2,153,784
       89,800  NeuStar, Inc. Cl. A*                                   2,771,228
                                                                   ------------
                                                                      4,925,012
                                                                   ------------

               METALS--.5%
       36,200  Vedanta Resources Plc                                    893,425
                                                                   ------------

               METALS & MINING--2.1%
    1,329,100  Breakwater Resources, Ltd.*                            1,499,225
      532,800  Paladin Resources Limited*                             1,824,840
       14,800  Peabody Energy Corporation                               738,520
                                                                   ------------
                                                                      4,062,585
                                                                   ------------

               MULTILINE RETAIL--2.1%
       56,900  Federated Department Stores, Inc.                      1,997,759
       34,900  Kohl's Corporation*                                    1,976,387
                                                                   ------------
                                                                      3,974,146
                                                                   ------------

               OIL & GAS--3.0%
       26,500  Denbury Resources Inc.*                                  918,755
       71,000  Valero Energy Corporation                              4,787,530
                                                                   ------------
                                                                      5,706,285
                                                                   ------------

               OIL AND GAS EXPLORATION SERVICES--1.3%
      159,800  Petrobank Energy and Resources Ltd.*                   2,373,030
                                                                   ------------

               PHARMACEUTICAL PREPARATIONS--2.0%
       86,000  Adams Respiratory Therapeutics, Inc.*                  3,845,920
                                                                   ------------

               PHARMACEUTICALS--1.1%
       22,000  Abbott Laboratories                                    1,050,940
      105,000  Salix Pharmaceuticals, Ltd.*                           1,071,000
                                                                   ------------
                                                                      2,121,940
                                                                   ------------

               RESTAURANTS--.9%
       90,710  McCormick & Schmick's Seafood Restaurants, Inc.*       1,751,610
                                                                   ------------

               ROAD & RAIL--.7%
       18,500  Burlington Northern Santa Fe Corporation               1,274,835
                                                                   ------------

               SEMICONDUCTOR CAPITAL EQUIPMENT--1.1%
       50,600  FormFactor Inc.*                                       2,169,222
                                                                   ------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.2%
       64,500  Advanced Micro Devices, Inc.*                          1,250,655
      190,000  ATI Technologies Inc.*                                 3,824,700
       75,000  Marvell Technology Group Ltd.*                         1,391,250
      112,000  Microsemi Corporation*                                 2,833,600
      107,100  Tessera Technologies Inc.*                             3,370,437
       89,600  Trident Microsystems, Inc.*                            1,542,912
      168,300  Ultra Clean Holdings, Inc.*                            1,396,890
                                                                   ------------
                                                                     15,610,444
                                                                   ------------

       SHARES  COMMON STOCKS (concluded)                               VALUE
       ------                                                      ------------
               SOFTWARE--6.5%
       26,600  Cerner Corporation*                                    1,076,768
      108,400  Mercury Interactive Corporation*                       5,441,680
       71,400  Microsoft Corporation                                  1,715,742
      109,400  Symantec Corporation*                                  1,900,278
       76,300  VeriFone Holdings Inc.*                                2,155,475
                                                                   ------------
                                                                     12,289,943
                                                                   ------------

               SPECIALTY RETAIL--1.5%
       41,200  Charlotte Russe Holding Inc.*                          1,078,616
       41,200  Gamestop Corp Cl. A*                                   1,714,332
                                                                   ------------
                                                                      2,792,948
                                                                   ------------

               TEXTILES, APPAREL & LUXURY GOODS--.8%
       25,600  Polo Ralph Lauren Corporation Cl. A                    1,460,224
                                                                   ------------

               TOBACCO--3.0%
       72,300  Altria Group, Inc.                                     5,781,831
                                                                   ------------

               TRANSPORTATION--3.3%
       70,800  Textron Inc.                                           6,365,628
                                                                   ------------

               UTILITIES--1.0%
       35,300  Veolia Environnement                                   1,936,205
                                                                   ------------

               WIRELESS TELECOMMUNICATION SERVICES--4.2%
       51,100  America Movil S.A. de C.V. Series L ADR#               1,828,358
      111,100  American Tower Corporation Cl. A*                      3,755,180
       46,900  NII Holdings Inc. Cl. B*                               2,475,382
                                                                   ------------
                                                                      8,058,920
                                                                   ------------

               Total Common Stocks
               (Cost $172,509,227)                                  179,991,346
                                                                   ------------

    CONTRACTS  PURCHASED OPTIONS--.1%
    ---------
               CALL OPTIONS
          398  Microsemi Corporation/August/22.50                       115,420
          417  Tessera Technologies Inc./September/30                   129,270
                                                                   ------------

               Total Purchased Call Options
               (Cost $147,139)                                          244,690
                                                                   ------------

    PRINCIPAL  SHORT-TERM INVESTMENTS--1.5%
      AMOUNT   U.S. AGENCY OBLIGATIONS
      ------
   $2,848,000  Federal Home
               Loan Banks, 4.85%, 8/1/06
                (Cost $2,848,000)                                     2,848,000
                                                                   ------------

               Total Investments
               (Cost $175,504,366)                        96.1%     183,084,036
               Other Assets in Excess of Liabilities       3.9        7,348,423
                                                         -----     ------------
               Net Assets                                100.0%    $190,432,459
                                                         =====     ============

================================================================================
               * Non-income producing securities.

               # American Depositary Receipts.

               a) At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $175,504,366, amounted to $7,579,670, which consisted of aggregate gross unrealized appreciation of $15,206,992 and aggregate gross unrealized depreciation of $7,627,322.

ITEM 2.  Controls and Procedures.

(a)  Based  on  their  evaluation  of  Registrant's   disclosure   controls  and
procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Daniel C. Chung

Daniel C. Chung

President

Date: September 26, 2006

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 26, 2006